Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value of Financial Instruments

19.	Fair Value of Financial Instruments
Recurring basis
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020, as well as indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

June 30, 2021	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Convertible Bridge Notes (1)	$—	$—	$77,574
Class A Common Stock Warrants	—	—	32,889
Consent Fee Liability	—	—	2,983
Series B Preferred Stock Warrants	—	—	1,106
Series C Preferred Stock Warrants	—	—	70

	$—	$—	$114,622

(1)	The Convertible Bridge Notes includes loans from Mithril II, LP in the principal amount of $15 million, VCVC in the principal of $5 million.

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50

	$—	$—	$558

The Company’s warrant and consent fee liability are classified as other current liabilities in the unaudited consolidated condensed balance sheets, and changes in the liability balance are recorded to unrealized gain or loss in the unaudited consolidated condensed statement of operations. The consent fee liability can be settled in either shares of Class A
Common Stock
at a conversion price of 80% of the deemed closing value on the date of the SPAC Transaction or for a $2.5 million cash payment. As a result, the consent fee is determined to be a freestanding liability under ASC 480,
Distinguishing Liabilities from Equity
, which provides for freestanding instruments that represent obligations to issue a variable number of shares to be classified as liabilities.
The carrying values of the following financial instruments approximated their fair values as of June 30, 2021 and December 31, 2020 based on their short-term maturities: cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, leases payable and short-term debt and other current liabilities.
There were no transfers into or out of any of the levels of the fair value hierarchy during the six months ended June 30, 2021 or 2020.
The following is a summary of changes in the fair value of the Level 3 liabilities during the six months ended June 30, 2021 and 2020:

	Convertible Bridge Notes	Class A Common Stock Warrants	Consent Fee Liability	Preferred Stock Warrant Series B and C

	(in thousands)
Balance, December 31, 2020	$—	$—	$—	$558
Issuance of financial instruments carried at fair value	77,033	18,800	—	—
Liability recorded at fair value	—	—	2,715	—
Loss from changes in fair value	—	14,089	268	$618
Changes recorded in other comprehensive income	541	—	—	—

Balance, June 30, 2021	$77,574	$32,889	$2,983	$1,176

Balance, December 31, 2019				$1
Loss from changes in fair value of the warrant liabilities				279

Balance, June 30, 2020				$280

The following tables provide quantitative information associated with the fair value measurement of the Level 3 inputs:

	Fair Value as of June 30, 2021	Valuation Methodology	Transaction	Probability of Occurrence	Period (years)	Discount Rate
	(in thousands)
Convertible Bridge Notes	$77,574	Probability-Weighted Payoff Approach	Merger	90.0%	0.17	6.9%
			Maturity	5.0%	3.84	8.2%
			Other	5.0%	0.17 - 0 .34	6.9%-7.0%
Consent Fee Liability	$2,983	Probability-Weighted Payoff Approach	Merger	90.0%	0.17	6.9%
			Maturity	5.0%	3.84	8.2%
			Other	5.0%	0.17-0.34	6.9%

	Fair Value as of June 30, 2021	Valuation Methodology	Transaction	Probability of Occurrence	Period (years)
	(in thousands)
Class A Common Stock Warrants	$32,889	Option Pricing Method (“OPM”)	Merger	90.0%	0.17
			Other	10.0%	0.17

	Fair Value as of June 30, 2021	Valuation Methodology	Significant Other Unobservable Inputs	Inputs
	(in thousands)
Series B Preferred Stock Warrants	$1,106	Black-Scholes Option Pricing Model	Preferred stock value	$1.1140
			Exercise price of warrant	$0.0100
			Term in years	0.17
			Risk-free interest rate	0.05%
			Volatility	50.0%

	Fair Value as of June 30, 2021	Valuation Methodology	Significant Other Unobservable Inputs	Inputs
	(in thousands)
Series C Preferred Stock Warrants	$70	Black-Scholes Option Pricing Model	Preferred stock value	$4.6506
			Exercise price of warrant	$4.3177
			Term in years	0.17
			Risk-free interest rate	0.05%
			Volatility	15.0%

20.	Fair Value of Financial Instruments
Recurring basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Inputs (Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50

	$—	$—	$558

December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Inputs (Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$1
Series C Preferred Stock Warrants	—	—	—

	$—	$—	$1

The Company’s warrant liabilities are classified as other current liabilities in the consolidated balance sheets and changes in the liability are recorded to unrealized gain or loss in the consolidated statement of operations.
The carrying values of the following financial instruments approximated their fair values as of December 31, 2020 and 2019 based on their short-term maturities: cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, leases payable and short-term debt and other current liabilities.
There were no transfers into or out of each of the levels of the fair value hierarchy during the years ended December 31, 2020 or 2019.
The following is a summary of changes in the fair value of the Level 3 warrants liabilities for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Balance at the beginning of the year	$1	$542
Loss/(gain) from changes in fair value of the warrant liabilities	557	(541)

Balance at the end of the year	$558	$1

In October 2019, the promissory notes issued in 2018 were converted to both common stock and Series C redeemable convertible preferred stock under the 2019 Omnibus Agreement. These promissory notes were measured at fair value, and were classified within Level 3 of the fair value hierarchy. The Company performed a fair value measurement of the promissory Notes immediately prior to conversion, which resulted in a realized gain of $4.1 million. The following is a summary of changes in the fair value of the Level 3 promissory notes for the year ended December 31, 2019:

December 31,
2019
(in thousands)
Balance at the beginning of the year	$24,000
Accrued interest	2,400
Realized gain on conversion of promissory notes	(4,113)

Balance at the conversion date, October 31, 2019	$22,287

Non-recurring
basis
Assets measured at fair value on a
non-recurring
basis consist of certain common stock warrants. The Company’s non-recurring
financial instruments are classified within Level 3 of the fair value hierarchy as the inputs are unobservable and reflect management’s estimates of assumptions that market participants would use.
In the year ended December 31, 2019, the Company issued 33.7 million of common stock warrants in conjunction with the 2019 Omnibus Agreement, as further described in Note 14. The initial fair value measurement of these non-recurring
equity warrants is insignificant to the consolidated financial statements.